Impairment Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment Impairment or Disposal [Abstract]
Real estate	$ 5,359	$ 0	$ 900
Net investments in direct financing leases	(1,608)	1,140	2,616
Asset Impairment Charges, Total	3,751	1,140	3,516
Equity investments in real estate	206	1,394	0
Total impairment charges included in continuing operations	3,957	2,534	3,516
Impairment charges included in discontinued operations	6,722	14,241	6,908
Total impairment charges	$ 10,679	$ 16,775	$ 10,424